Investments	12 Months Ended
Dec. 31, 2023
Disclosure Investments Abstract
Investments

12	Investments

The Company holds interests in certain Special Purpose Entities (SPE). Although SABESP has no majority shares of its investees, the shareholders’ agreement provides for the power of veto in certain management issues, however, with no ability to use such power of veto in a way to affect the returns over the investments, indicating participating shared control (joint venture – IFRS 11), except for SABESP Olímpia, in which the Company holds a stake of 100% and meets the control requirements, consolidated this SPE, according to the Accounting Policy described in Note 3.1.

(a)	Sesamm

As of August 15, 2008, Sesamm – Serviços de Saneamento de Mogi Mirim S/A was incorporated for a 30 year term from the signature date of the concession agreement with the municipality, to provide services to complement the implementation of the sewage removal system and implementation of the operation of the sewage treatment system in the municipality of Mogi Mirim, including the disposal of solid waste.

As of December 31, 2023, the company’s share capital was R$ 19,532, divided into 19,532,409 registered common shares with no par value, of which SABESP holds an interest of 36%, while GS Inima holds an interest of 64%.

The operations initiated in June 2012.

(b)	Águas de Andradina

As of September 15, 2010, Águas de Andradina S.A. was incorporated, for an indefinite term, to provide water supply and sewage services to the municipality of Andradina.

As of December 31, 2023, the company’s share capital was R$ 17,936, divided into 17,936,174 registered common shares with no par value, of which SABESP holds an interest of 30%, while Iguá holds an interest of 70%.

The Company pledges 100% of the interest held in Águas de Andradina as a guarantee for the issue of Letters of Guarantee with BNDES.

The operations initiated in October 2010.

(c)	Águas de Castilho

As of October 29, 2010, Águas de Castilho was incorporated to provide water supply and sewage services in the municipality of Castilho.

As of December 31, 2023, the company’s share capital was R$ 2,785, divided into 2,785,276 registered shares with no par value, of which SABESP holds an interest of 30%, whilw Iguá holds an interest of 70%.

The Company pledges 100% of the interest held in Águas de Castilho as a guarantee for the issue of Letters of Guarantee with BNDES.

The operations initiated in January 2011.

(d)	Attend Ambiental

As of August 23, 2010, Attend Ambiental S/A was incorporated to implement and operate a pre-treatment station of non-domestic effluents and sludge transportation in the metropolitan region of São Paulo, as well as the development of other related activities and the creation of similar infrastructures in other locations in Brazil and abroad.

As of December 31, 2023, the company’s share capital was R$ 23,494, divided into 37,677,245 registered common shares with no par value, of which SABESP holds an interest of 45%, while Estre holds an interest of 55%.

The operations initiated in December 2014.

(e)	Aquapolo Ambiental S/A.

As of October 8, 2009, Aquapolo Ambiental, was incorporated with the purpose of producing, supplying, and selling reuse water to Quattor Química S.A., Quattor Petroquímica S.A., Quattor Participações S.A. and other companies that are part of the Petrochemical Center of Capuava and the São Paulo ABC region.

As of December 31, 2023, the company’s share capital was R$ 36,412, divided into 42,419,045 registered common shares with no par value, of which SABESP holds an interest of 49%, while GS Inima Industrial holds an interest of 51%.

The Company pledges 100% of the interest held in Aquapolo Ambiental S/A as a guarantee for the borrowing obtained through a debenture issue.

The operations initiated in October 2012.

(f)	Paulista Geradora de Energia

As of April 13, 2015, the Company acquired shares from Empresa Paulista Geradora de Energia S/A, jointly with Servtec Investimentos e Participações Ltda (“Servtec”) and Tecniplan Engenharia e Comércio Ltda ("Tecniplan"), whose purpose is the implementation and commercial exploration of hydraulic potentials in Small Hydroelectric Power Plants (SHPPs) located at the Guaraú and Vertedouro Cascata Water Treatment Stations.

As of December 31, 2023, the company’s share capital was R$ 28,989, divided into 8,679,040 registered common shares with no par value, of which SABESP holds an interest of 25%, Servtec 37.5%, and Tecniplan 37.5%.

The operations initiated in March 2023.

(g)	Cantareira SP Energia

As of October 28, 2022, Cantareira SP Energia S/A was created with the purpose of developing, producing, and selling photovoltaic energy; selling and purchasing energy; renting, loaning, and leasing own or third-party assets; operating and maintaining energy generation plants; and holding an interest in other companies.

As of December 31, 2023, the company’s share capital was R$ 1,000, divided into 1,000,000 registered common shares with no par value, of which SABESP holds an interest of 49%, while Pacto SP Energia I Ltda. holds an interest of 51%.

As of December 31, 2023, operations had not initiated yet.

(h)	FOXX URE-BA Ambiental S/A

As of December 22, 2022, SABESP acquired shares from FOXX URE-BA Ambiental S/A, for R$ 40,000 for the acquisition of 20% of the company’s share capital, corresponding to R$ 13,852. The difference paid, of R$ 26,148, was recorded in intangible assets under “Right of use – Investments”. As of December 23, 2022, the Company contributed R$ 865. The business purpose of FOXX URE-BA is to provide services, under a concession regime, related to the treatment and final disposal of solid urban waste, including all waste from domestic and commercial collection, sweeping, pruning, cleaning of streets and other public highways, and the urban drainage system, the provision of these services and related activities to third parties with which it has executed contracts for such a purpose, including investments and works of the treatment unit, implemented and operated by the company, for the treatment and final disposal of waste, operation of revenue sources, carbon credits, and the byproduct resulting from the treatment process and final disposal of urban solid waste, as well as selling electricity.

As of December 31, 2023, the company’s share capital was R$ 69,258, divided into 69,257,657 registered common shares with no par value, of which SABESP holds an interest of 20%, while FOXX Inova Ambiental S/A holds an interest of 80%.

(i)	Infranext Soluções em Pavimentação S/A

As of December 7, 2022, SPE Infranext Soluções e Pavimentação S/A was created to sell cold asphalt and related products, provide related services, make investments, and hold interest in other companies.

As of December 31, 2023, the company’s share capital was R$ 7,050, divided into 7,050,000 registered common shares with no par value. The company’s total share capital will be R$ 12,000, divided into 12,000,000 registered, book-entry common shares, of which SABESP will hold an interest of 45% and DVS – Locação de Equipamentos Ltda. will hold an interest of 55%.

As of December 31, 2023, operations had not initiated yet.

(j)	SABESP Olímpia S/A

As of August 11, 2023, Sabesp Olímpia S/A was incorporated with the corporate purpose of providing public water supply and sewage services in the municipality of Olímpia/SP, under the Concession Agreement resulting from the Bid Notice 02/2023.

As of December 31, 2023, the company’s share capital was R$ 811, divided into 811.121 registered common shares with no par value. The company’s total share capital will be R$ 8,111, divided into 8,111,208 registered common shares with no par value, of which SABESP will hold an interest of 100%.

The operations initiated in December 2023.

The Company holds equity interest valued by the equity accounting in the following investees:

Company	Equity			Contribution	Dividends distributed	Profit (loss) for the year
	2023	2022	2021	2023	2023	2023	(*)	2022	2021

Sesamm	61,275	59,371	58,421	-	(18,485)	20,389	-	14,825	9,059
Águas de Andradina	34,088	30,777	29,591	-	-	3,311	-	1,186	2,424
Águas de Castilho	12,784	10,787	9,384	-	-	1,997	-	1,403	1,428
Attend Ambiental	43,263	29,729	23,493	-	(4,215)	17,749	-	8,177	4,701
Aquapolo Ambiental	102,442	73,926	58,172	-	(9,000)	37,516	-	30,496	25,269
Paulista Geradora de Energia (**)	42,307	10,486	6,153	30,093	-	1,728	-	(744)	(539)
Cantareira SP Energia	10,650	1,000	-	10,114	-	(464)	-	-	-
FOXX URE-BA Ambiental	63,309	69,258	-	4,325	-	(1,686)	(8,588)	-	-
Infranext Soluções em Pavimentação (***)	4,699	7,050	-	-	-	(2,351)	-	-	-
Sabesp Olímpia	(3,066)	-	-	811	-	(3,877)	-	-	-

(*)	The amount presented refers to changes in the equity of the investee, as its financial statements for the year ended December 31, 2022 were issued after the disclosure of SABESP’s consolidated financial statements.
(**)	In October 2022, it was agreed at the Extraordinary Meeting a capital contribution of R$ 20,310 thousand, and SABESP paid R$ 5,077 in December 2022, corresponding to 25%. Servtec and Tecniplan paid R$ 15,233 in June 2023, corresponding to 75%. In 2023, a contribution of R$ 20,600 was defined, with Servtec and Tecniplan paying R$ 14,860 of this amount. As of December 31, 2023, the contributions from Servtec and Tecniplan, of R$ 295 each, and the contribution from SABESP, of R$ 5,150, were still pending.
(***)	Infranext’s share capital will be R$ 12,000. As of December 31, 2023, SABESP had an outstanding payable amount of R$ 4,950.

	Investiments		Contribution	Dividends distributed	Reclassification (***)	Equity in the earnings of subsidiaries				Interest percentage
	2023	2022	2023	2023	2023	2023	(*)	2022	2021	2023	2022	2021
Sesamm	22,059	21,374	-	(6,655)	-	7,340	-	5,337	3,261	36%	36%	36%
Águas de Andradina	10,225	9,233	-	-	-	992	-	356	700	30%	30%	30%
Águas de Castilho	3,835	3,236	-	-	-	599	-	421	433	30%	30%	30%
Attend Ambiental	19,469	13,379	-	(1,897)	-	7,987	-	3,680	5,438	45%	45%	45%
Aquapolo Ambiental	50,196	36,223	-	(4,410)	-	18,383	-	14,943	12,382	49%	49%	49%
Paulista Geradora de Energia	6,861	6,429	-	-	-	432	-	(186)	(135)	25%	25%	25%
Cantareira SP Energia	5,212	490	4,949	-	-	(227)	-	-	-	49%	49%	-
FOXX URE-BA Ambiental	12,663	13,852	865	-	-	(337)	(1,717)	-	-	20%	20%	-
Infranext Soluções em Pavimentação	-	450	-	-	608	(1,058)	-	-	-	45%	45%	-
Total	130,520	104,666	5,814	(12,962)	608	34,111	(1,717)	24,551	22,079
FOXX URE-BA Ambiental (**)	25,244	-
Other investments	6,099	6,099
Overall total	161,863	110,765

(*)	Refers to changes in the equity of investees, as their financial statements for the year ended December 31, 2022 were issued after the disclosure of SABESP’s consolidated financial statements.

(**)	The amount presented refers to the fair value adjustment in the acquisition of FOXX URE-BA in 2023.

(***)	The amount of the investee’s loss exceeding the investment was reclassified to Noncurrent Liabilities.